Postretirement plan expected to be recognized in accumulated other comprehensive income (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost	$ 0	$ 0	$ (200)
Net loss	$ 1,892